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TYPE						13F-HR
PERIOD					3/31/06
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):		[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lauren DiPaulo
Title:	Equity Trader
Phone:	610-918-7200
Signature, Place, and Date of Signing:
Lauren DiPaulo	West Chester, Pennsylvania	April 12, 2006

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		527616
List of Other Included Managers:
  No. 13F File Number		Name

                                                           FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724f101    21151 605168.00SH       SOLE                605168.00
Agilent Technologies Inc       COM              00846U101     3522 93800.00 SH       SOLE                 93800.00
Air Products & Chemicals Inc   COM              009158106    19581 291425.00SH       SOLE                291425.00
Amgen Inc                      COM              031162100     2939 40400.00 SH       SOLE                 40400.00
Analog Devices                 COM              032654105     1522 39750.00 SH       SOLE                 39750.00
Apple Computer                 COM              037833100    18047 287733.00SH       SOLE                287733.00
Autodesk Inc                   COM              052769106    23716 615673.00SH       SOLE                615673.00
Bank of America Corp           COM              060505104    18342 402772.00SH       SOLE                402772.00
Bard (C.R.) Inc                COM              067383109    21933 323451.00SH       SOLE                323451.00
Burlington Northern   Santa Fe COM              12189T104    18519 222238.00SH       SOLE                222238.00
CVS Corp                       COM              126650100     5657 189400.00SH       SOLE                189400.00
Celgene Corporation            COM              151020104     1508 34100.00 SH       SOLE                 34100.00
Clorox Company                 COM              189054109    22641 378290.00SH       SOLE                378290.00
Coach Inc                      COM              189754104     4217 121950.00SH       SOLE                121950.00
Costco Wholesale Corp.         COM              22160K105    17848 329534.00SH       SOLE                329534.00
Duke Energy Corp               COM              26441C105    15571 534178.00SH       SOLE                534178.00
Emerson Electric Co            COM              291011104    23453 280438.00SH       SOLE                280438.00
Endo Pharmaceuticals Hldgs Inc COM              29264F205    15964 486550.00SH       SOLE                486550.00
Exelon Corporation             COM              30161N101    13484 254895.00SH       SOLE                254895.00
Fedex Corp                     COM              31428x106     4484 39700.00 SH       SOLE                 39700.00
Genzyme Corp - Genl Division   COM              372917104    23828 354474.00SH       SOLE                354474.00
Gilead Sciences Inc            COM              375558103     4862 78150.00 SH       SOLE                 78150.00
Harrah's Entertainment Inc.    COM              413619107    26753 343160.00SH       SOLE                343160.00
Hartford Financial Services    COM              416515104    18878 234358.00SH       SOLE                234358.00
Honeywell International        COM              438516106    22991 537548.00SH       SOLE                537548.00
ITT Industries Inc             COM              450911102    23677 421150.00SH       SOLE                421150.00
Intel Corp                     COM              458140100      895 46000.00 SH       SOLE                 46000.00
Johnson & Johnson              COM              478160104    17022 287433.00SH       SOLE                287433.00
Juniper Networks Inc           COM              48203R104     3709 194000.00SH       SOLE                194000.00
Lehman Brothers Holdings Inc   COM              524908100     3794 26250.00 SH       SOLE                 26250.00
Lincoln National Corp          COM              534187109    16346 299440.00SH       SOLE                299440.00
Marathon Oil Corp.             COM              565849106    19743 259197.00SH       SOLE                259197.00
Microchip Technology Inc       COM              595017104    22617 623067.00SH       SOLE                623067.00
Northern Trust Corp            COM              665859104    15668 298441.00SH       SOLE                298441.00
Peabody Energy Corp            COM              704549104    18401 365023.00SH       SOLE                365023.00
Pfizer Inc                     COM              717081103      430 17270.00 SH       SOLE                 17270.00
Procter & Gamble               COM              742718109    24334 422241.00SH       SOLE                422241.00
Qualcomm Inc.                  COM              747525103    26437 522366.00SH       SOLE                522366.00
Rockwell Automation Inc        COM              773903109    24134 335615.00SH       SOLE                335615.00
St Jude Medical Inc            COM              790849103    16873 411544.00SH       SOLE                411544.00
Starbucks Corp                 COM              855244109     4647 123500.00SH       SOLE                123500.00
Sunoco Inc.                    COM              86764P109     2548 32850.00 SH       SOLE                 32850.00
T Rowe Price Group Inc         COM              74144T108    25151 321587.00SH       SOLE                321587.00
Tidewater Inc                  COM              886423102    15156 274414.00SH       SOLE                274414.00
Transocean Sedco Forex Inc.    COM              G90078109    13482 167900.00SH       SOLE                167900.00
U S Bancorp                    COM              902973304    18065 592307.00SH       SOLE                592307.00
Vulcan Materials Co            COM              929160109     3839 44300.00 SH       SOLE                 44300.00
Weatherford International LTD  COM              G95089101     3369 73650.00 SH       SOLE                 73650.00
Wyeth                          COM              983024100    23804 490607.00SH       SOLE                490607.00
REPORT SUMMARY			 49 DATA RECORDS			715553	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED